Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,880,367	$ 1,587,261	$ 2,777,423	$ 2,305,416
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	712,891	573,225	1,271,869	1,020,905
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,021,719	891,747	1,235,802	1,057,178
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 145,757	$ 122,289	$ 269,752	$ 227,333